Investments in Associates and Joint ventures	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Investments in Associates and Joint ventures
11.	Investments in Associates and Joint ventures

(a)	Investments in associates and joint ventures as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Investments in associates	￦	2,103,594	1,632,386
Investments in joint ventures		2,916,670	3,106,407

	￦	5,020,264	4,738,793

(b) Details of investments in associates as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2023		2024
[Domestic]
Samcheok Blue Power Co.,Ltd.(*1)	4,507,138	34.00	￦	455,584	￦	323,521	392,269
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		15,040	14,054
Pocheon-Hwado Highway Corp.(*1)	7,109,230	27.89		35,546		23,998	14,834
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	944,920	29.53		4,725		13,967	12,401
PCC Amberstone Private Equity Fund 1(*2)	5,771,057,320	8.80		5,771		8,904	6,181
Others(*1)						142,662	122,688

						528,092	562,427

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		111,039		287,282	279,349
AES Mong Duong Power Company Limited(*1)	—	30.00		164,303		230,699	—
9404-5515 Quebec Inc.	284,463,243	25.85		328,509		346,724	426,276
AMCI (WA) PTY LTD	49	49.00		209,664		60,225	68,478
NCR LLC	—	22.05		247,077		253,121	—
KOREA LNG LTD.	2,400	20.00		135,205		58,759	25,622
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	648,530,000	40.00		120,072		105,300	—
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		15,632	17,680
POS-SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		8,642	10,713
Others(*1)						209,118	241,841

						1,575,502	1,069,959

					￦	2,103,594	1,632,386

(*1)	As of December 31, 2023 and 2024, investments in associates amounting to ￦ 678,876 million and ￦ 452,614 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*2)
As of December 31, 2024, the entity is classified as an associate since the Company has significant influence over the investee although the Company’s percentage of ownership is less than 20%, considering the structure of the entity’s Board of Directors and others.

(c)	Details of investments in joint ventures as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2023		2024
[Domestic]
POSCO MC MATERIALS	11,568,000	60.00	￦	115,680	￦	155,748	153,839
SNNC(*1)	18,130,000	49.00		90,650		100,692	38,046
Others						8,323	10,042

						264,763	201,927

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,400,009	1,397,824
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		419,192	477,898
KOBRASCO	2,010,719,185	50.00		32,950		99,768	119,820
Nickel Mining Company SAS(*1)	3,234,698	49.00		157,585		87,967	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		111,001	126,906
DMSA/AMSA(*1)	—	3.89		346,880		16,572	—
PT NICOLE METAL INDUSTRY(*2)	137,488,235	49.00		540,604		284,351	578,604
HBIS-POSCO Automotive Steel Co., Ltd	—	50.00		235,251		208,765	179,841
Others						24,282	23,587

						2,651,907	2,904,480

					￦	2,916,670	3,106,407

(*1)	As of December 31, 2023 and 2024, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.
(*2)	During the year ended December 31, 2024, the Company acquired ￦ 247,824 million of additional investment in joint ventures by participating in PT NICOLE METAL INDUSTRY’s capital increase.

(d)	Changes in investments in associates and joint ventures for the years ended December 31, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)
Company	December 31, 2022 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2023 Book value
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	352,500	—	(10,020)	(18,802)	(157)	323,521
SNNC		182,414	—	—	(81,803)	81	100,692
QSONE Co.,Ltd.(*2)		86,378	—	—	245	(86,623)	—
Chun-cheon Energy Co., Ltd		9,513	—	—	4,990	537	15,040
Pocheon-Hwado Highway Corp.		27,165	636	—	(3,803)	—	23,998
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		14,605	—	—	(638)	—	13,967
DaeSung SnM Co., Ltd		20,469	—	—	75	(248)	20,296
PCC Amberstone Private Equity Fund 1		9,326	—	(622)	562	(362)	8,904
POSCO MC MATERIALS		161,465	—	(9,000)	3,176	107	155,748
Others		160,553	16,439	(4,292)	1,966	(43,977)	130,689

		1,024,388	17,075	(23,934)	(94,032)	(130,642)	792,855

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		290,318	—	(59,295)	50,340	5,919	287,282
AES Mong Duong Power Company Limited		209,594	—	(33,839)	38,782	16,162	230,699
9404-5515 Quebec Inc.		331,261	—	(14,251)	16,494	13,220	346,724
FQM Australia Holdings Pty Ltd		98,103	—	—	(111,783)	13,680	—
Eureka Moly LLC		14,574	—	—	(15,020)	446	—
AMCI (WA) PTY LTD		57,830	—	—	(503)	2,898	60,225
NCR LLC		187,372	65,542	—	(6,999)	7,206	253,121
KOREA LNG LTD.		29,124	—	(21,106)	21,060	29,681	58,759
Nickel Mining Company SAS		90,636	—	—	(8,358)	5,689	87,967
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		98,933	15,640	—	(8,435)	(838)	105,300
PT. Wampu Electric Power		16,659	—	(1,624)	1,890	(1,293)	15,632
POS-SeAH Steel Wire(Nantong) Co., Ltd.		8,590	—	—	98	(46)	8,642
Roy Hill Holdings Pty Ltd		1,418,022	—	(367,445)	292,478	56,954	1,400,009
POSCO-NPS Niobium LLC		412,002	—	(35,543)	35,148	7,585	419,192
KOBRASCO		103,044	—	(36,471)	21,795	11,400	99,768
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		111,219	—	(12,386)	12,669	(501)	111,001
DMSA/AMSA		23,740	—	—	(7,681)	513	16,572
PT NICOLE METAL INDUSTRY		—	292,780	—	39	(8,468)	284,351
HBIS-POSCO Automotive Steel Co., Ltd		216,138	—	—	(6,765)	(608)	208,765
Others		255,004	—	(52,444)	38,461	(7,621)	233,400

		3,972,163	373,962	(634,404)	363,710	151,978	4,227,409

	￦	4,996,551	391,037	(658,338)	269,678	21,336	5,020,264

(*1)
Other increase (decrease) represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2023.

(*2)
During the year ended December 31, 2023, the
Company
acquired additional 50% of the shares from external shareholders of QSONE Co., Ltd., which was previously classified as an investment in an associate. As a result, the Company gained control of the company and consolidated it.

2)	For the year ended December 31, 2024

(in millions of Won)
Company	December 31, 2023 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2024 Book value
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	323,521	25,680	(10,993)	54,140	(79)	392,269
SNNC		100,692	—	—	(61,898)	(748)	38,046
Chun-cheon Energy Co., Ltd		15,040	—	—	1,807	(2,793)	14,054
Pocheon-Hwado Highway Corp.		23,998	—	—	(9,164)	—	14,834
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		13,967	—	—	(384)	(1,182)	12,401
PCC Amberstone Private Equity Fund 1		8,904	175	(490)	(484)	(1,924)	6,181
POSCO MC MATERIALS		155,748	—	(1,800)	403	(512)	153,839
Others		150,985	12,362	(4,999)	(6,802)	(18,816)	132,730

		792,855	38,217	(18,282)	(22,382)	(26,054)	764,354

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		287,282	—	(64,208)	45,923	10,352	279,349
AES Mong Duong Power Company Limited(*2)		230,699	—	(34,821)	(82,075)	(113,803)	—
9404-5515 Quebec Inc.		346,724	—	(17,764)	35,241	62,075	426,276
AMCI (WA) PTY LTD		60,225	—	—	(5,127)	13,380	68,478
NCR LLC		253,121	4,275	—	(266,425)	9,029	—
KOREA LNG LTD.		58,759	—	(17,829)	17,714	(33,022)	25,622
Nickel Mining Company SAS		87,967	—	—	(94,353)	6,386	—
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		105,300	—	—	(117,143)	11,843	—
PT. Wampu Electric Power		15,632	—	(1,764)	1,238	2,574	17,680
POS-SeAH Steel Wire(Nantong) Co., Ltd.		8,642	—	—	573	1,498	10,713
Roy Hill Holdings Pty Ltd		1,400,009	—	(284,541)	203,130	79,226	1,397,824
POSCO-NPS Niobium LLC		419,192	—	(29,225)	29,336	58,595	477,898
KOBRASCO		99,768	—	(5,761)	37,914	(12,101)	119,820
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		111,001	—	(10,772)	14,207	12,470	126,906
DMSA/AMSA		16,572	—	—	(17,299)	727	—
PT NICOLE METAL INDUSTRY		284,351	247,824	—	(315)	46,744	578,604
HBIS-POSCO Automotive Steel Co., Ltd		208,765	—	—	(49,480)	20,556	179,841
Others		233,400	7,860	(26,222)	12,865	37,525	265,428

		4,227,409	259,959	(492,907)	(234,076)	214,054	3,974,439

	￦	5,020,264	298,176	(511,189)	(256,458)	188,000	4,738,793

(*1)
Other increase (decrease) represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others for the year ended December 31, 2024.

(*2)	During the year ended December 31, 2024, the Company determined to sell AES Mong Duong Power Company Limited and classified it as assets held for sale.

(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2023 and 2024 are as follows:

1)	As of and for the year ended December 31, 2023

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	4,228,568	3,669,074	559,494	14,002	(28,880)
SNNC		612,992	388,715	224,277	766,011	(168,553)
Chun-cheon Energy Co., Ltd		571,495	453,390	118,105	502,879	10,453
Pocheon-Hwado Highway Corp.		583,935	462,900	121,035	—	(1,824)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		19,995	2,998	16,997	5,595	(2,160)
DaeSung SnM Co., Ltd		178,251	93,930	84,321	108,660	430
PCC Amberstone Private Equity Fund 1		105,145	3,923	101,222	12,134	6,391
POSCO MC MATERIALS		431,090	170,518	260,572	194,238	2,998

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,758,765	611,484	1,147,281	434,358	201,031
AES Mong Duong Power Company Limited		1,612,793	889,424	723,369	449,807	129,274
9404-5515 Quebec Inc.		1,430,295	—	1,430,295	—	63,809
FQM Australia Holdings Pty Ltd		180,931	1,219,922	(1,038,991)	453,626	(1,480,586)
KOREA LNG LTD.		94,661	136	94,525	108,081	105,300
Nickel Mining Company SAS		520,209	272,567	247,642	296,130	(26,786)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		297,683	33,927	263,756	34,372	(21,081)
PT. Wampu Electric Power		206,942	131,822	75,120	20,166	9,452
POS-SeAH Steel Wire(Nantong) Co., Ltd.		82,568	48,727	33,841	117,208	522
Roy Hill Holdings Pty Ltd		10,929,518	3,007,919	7,921,599	8,146,546	2,826,424
POSCO-NPS Niobium LLC		838,180	—	838,180	—	64,687
KOBRASCO		224,406	25,475	198,931	63,338	43,591
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		659,704	242,566	417,138	1,647,395	50,675
DMSA/AMSA		3,058,209	2,632,239	425,970	1,106,369	(197,482)
HBIS-POSCO Automotive Steel Co., Ltd		826,886	398,751	428,135	340,341	(12,584)
PT NICOLE METAL INDUSTRY		389,077	2,237	386,840	—	79

2)	As of and for the year December 31, 2024

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
Samcheok Blue Power Co.,Ltd.	￦	4,770,385	4,013,505	756,880	596,497	177,922
SNNC		656,049	560,530	95,519	690,103	(127,233)
Chun-cheon Energy Co., Ltd		540,333	417,139	123,194	430,679	5,089
Pocheon-Hwado Highway Corp.		690,646	599,199	91,447	21,920	(29,582)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		14,663	2,968	11,695	—	(1,302)
PCC Amberstone Private Equity Fund 1		72,722	2,455	70,267	7	(5,508)
POSCO MC MATERIALS		385,270	127,335	257,935	226,376	1,217

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,634,345	518,743	1,115,602	409,790	183,392
AES Mong Duong Power Company Limited		1,758,256	922,268	835,988	460,672	118,071
9404-5515 Quebec Inc.		1,704,653	—	1,704,653	—	136,320
FQM Australia Holdings Pty Ltd		61,735	1,521,991	(1,460,256)	102,869	(396,146)
KOREA LNG LTD.		128,215	102	128,113	90,578	88,572
Nickel Mining Company SAS		519,560	282,321	237,239	237,102	(27,170)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		325,284	39,058	286,226	82,254	(7,139)
PT. Wampu Electric Power		209,725	124,359	85,366	19,133	6,191
POS-SeAH Steel Wire(Nantong) Co., Ltd.		98,919	58,972	39,947	139,499	2,145
Roy Hill Holdings Pty Ltd		10,460,434	2,356,265	8,104,169	7,179,077	2,038,555
POSCO-NPS Niobium LLC		955,592	—	955,592	—	57,722
KOBRASCO		282,087	43,052	239,035	118,408	74,690
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		1,180,532	699,775	480,757	1,595,656	56,830
DMSA/AMSA		3,364,786	3,468,220	(103,434)	694,120	(571,215)
HBIS-POSCO Automotive Steel Co., Ltd		1,024,831	645,671	379,160	518,808	(90,757)
PT NICOLE METAL INDUSTRY		818,168	25,039	793,129	—	(644)

(f)
Changes in accumulated losses of equity-accounted investees that were not recognized since the Company discontinued the use of the equity method during the year ended December 31, 2024 were as follows:

(in millions of Won)
Company	Beginning balance		Increase (decrease)	Ending balance
New Songdo International City Development, LLC	￦	116,715	(4,410)	112,305
UITrans LRT Co., Ltd.		46,455	2,041	48,496
FQM Australia Holdings Pty Ltd		252,727	102,470	355,197
Others		57,281	4,452	61,733

	￦	473,178	104,553	577,731